Summary of Significant Accounting Policies (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Balance of derivative liabilities - beginning of period
Issued		9,192,672	9,192,672
Converted		(2,403,837)	(3,786,452)
Change in fair value recognized in operations		(5,602,052)	(5,406,220)
Balance of derivative liabilities - end of period		$ 1,186,783